EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Basic and Diluted Earnings Per Common Share

The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2017	2016	2015
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$208,221	$182,810	$172,929
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	17,430	14,806	13,634

Earnings allocated to Watsco, Inc. shareholders	$190,791	$168,004	$159,295

Weighted-average common shares outstanding—Basic	32,824,947	32,582,385	32,435,961

Basic earnings per share for Common and Class B common stock	$5.81	$5.16	$4.91

Allocation of earnings for Basic:
Common stock	$175,667	$154,021	$146,037
Class B common stock	15,124	13,983	13,258

	$190,791	$168,004	$159,295

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$208,221	$182,810	$172,929
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	17,427	14,801	13,626

Earnings allocated to Watsco, Inc. shareholders	$190,794	$168,009	$159,303

Weighted-average common shares outstanding—Basic	32,824,947	32,582,385	32,435,961
Effect of dilutive stock options	37,686	34,119	44,395

Weighted-average common shares outstanding—Diluted	32,862,633	32,616,504	32,480,356

Diluted earnings per share for Common and Class B common stock	$5.81	$5.15	$4.90